Note 14 - Warrants (Tables)	12 Months Ended
Nov. 30, 2018
Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights
		Number		Shares issuable
Warrant	Exercise price	outstanding	Expiry	upon exercise

June 2016 Warrants	$ 19.30	277,478	June 2, 2021	138,739
October 2017 Warrants	$ 12.50	181,818	October 13, 2020	181,818
October 2017 Placement
Agent Warrants	$ 13.750	18,181	October 13, 2020	18,181
March 2018 Warrants	$ 6.00	291,666	March 16, 2021	291,666
March 2018 Warrants	$ 6.00	150,000	March 21, 2021	150,000
March 2018 Placement
Agent Warrants	$ 7.50	29,166	March 16, 2021	29,166
March 2018 Placement
Agent Warrants	$ 7.50	15,000	March 21, 2021	15,000
2018 Firm Warrants	$ 0.75	20,000,000	October 16, 2023	20,000,000
2018 Pre-Funded Warrants	$ 0.01	4,410,001	October 16, 2023	4,410,001
October 2018 Placement
Agent Warrants	$ 0.9375	1,160,314	October 16, 2023	1,160,314
		26,533,624		26,394,885

Schedule Of Warrant Transactions
	Outstanding, December 1, 2017	Issued	Expired	Exercised	Rounding on consolidation	Outstanding, November 30, 2018
March 2013 Warrants	149,174	-	(149,174)	-	-	-
July 2013 Warrants	87,000	-	(87,000)	-	-	-
June 2016 Warrants	277,872	-	-	-	(394)	277,478
October 2017 Warrants	181,818	-	-	-	-	181,818
October 2017 Placement
Agent Warrants	18,181	-	-	-	-	18,181
March 2018 Warrants	-	441,666	-	-	-	441,666
March 2018 Placement
Agent Warrants	-	44,166	-	-	-	44,166
2018 Firm Warrants	-	20,000,000	-	-	-	20,000,000
2018 Pre-Funded Warrants	-	16,563,335	-	(12,153,334)	-	4,410,001
October 2018 Placement
Agent Warrants	-	1,160,314	-	-	-	1,160,314
	714,045	38,209,481	(236,174)	(12,153,334)	(394)	26,533,624

	March 2013 Warrants	July 2013 Warrants	June 2016 Warrants	October 2017 Warrants	October 2017 Placement Agent Warrants	Total
Outstanding, December 1, 2016	149,174	87,000	311,474	-	-	547,648
Issued	-	-	-	181,818	18,181	199,999
Exercised	-	-	(33,602)	-	-	(33,602)
Outstanding, November 30, 2017	149,174	87,000	277,872	181,818	18,181	714,045